Earnings/ (Loss) Per Common Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Number of Common Shares
Shares with anti-dilutive effect, not included in calculation of earnings per share	861,158	701,482	834,394	663,397
Convertible Preferred Stock
Shares with anti-dilutive effect, not included in calculation of earnings per share	349,900	349,900	349,900	349,900